Filed with the Securities and Exchange Commission on March 9, 2015

1933 Act Registration File No.  333-191807
1940 Act File No. 811- 22899
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[		]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	3	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[		]
Amendment No.	3	[	X	]

(Check appropriate box or boxes.)

CG FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

733 Third Avenue, 24th Floor
New York, NY 10017

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (800) 704-705-1860

Robert P. Morse, President and Principal Executive Officer
CG Funds Trust
733 Third Avenue, 24th Floor New York, NY 10017
(Name and Address of Agent for Service)

Copy to:
Peter D. Fetzer , Esq. Foley & Lardner LLP 777 East Wisconsin Avenue Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On [ ] pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on [ ] pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, no par value.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment No. 3 to the Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on March 9, 2015.

CG FUNDS TRUST

By: /s/Robert P. Morse
                                                                                                   Robert P. Morse, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment No. 3 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the 9th day of March, 2015.

Signature	Title

/s/Robert P. Morse*	Chairman, President and Principal Executive Officer and Trustee
Robert P. Morse

/s/ Michael R. Linburn* Michael R. Linburn	Executive Vice President, Chief Compliance Officer, and Secretary

/s/James L. Farrell, Ph.D.* James L. Farrell, Ph.D.	Trustee

/s/Harlan K. Ullman, Ph.D.* Harlan K. Ullman, Ph.D.	Trustee

/s/Amb. Kurt D. Volker* Amb. Kurt D. Volker	Trustee

/s/Jian H. Wang* Jian H. Wang	Treasurer, Chief Financial Officer

*By: /s/Robert P. Morse Robert P. Morse, Attorney-in-Fact
(Pursuant to Powers of Attorney previously filed)

 EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE